     ---------------------------------------------------------------------------
     SEMI-ANNUAL REPORT TO SHAREHOLDERS                          AUGUST 31, 1995

     ---------------------------------------------------------------------------

                                     [NAVIGATOR TAX-FREE MONEY MARKET FUND LOGO]
                                        A MEMBER OF THE NAVIGATOR GROUP OF FUNDS

     ---------------------------------------------------------------------------

         CHAIRMAN'S LETTER
                                                                October 17, 1995
         Dear Shareholder:

         - Recent economic reports have caused the Federal Reserve to not take further action on monetary policy. The Fed's position of tight monetary policy has been relaxed as the indicators show a slowing economy.

         The recent IBC/Donoghue ranking of Tax-Free Institutional Funds ranked by 12-month total return -- as of the Fund's year end -- show the Navigator Tax-Free Fund in the top quartile of the funds reporting. This is a strong testament to our investment strategy, as the majority of the few funds ranked above us have significant portfolio holdings of A.M.T. paper.

         Quality is one of the founding principles of our organization. Others may be tempted to reduce investment standards or extend the average maturity of a portfolio in order to produce a few more basis points of yield. I can assure you that this is not the practice of the Navigator Funds. Quality is something we take seriously in our organization, and is reviewed and monitored daily.

         Everyone has strategy for keeping their yields competitive. The Navigator strategy has consistently been safe and simple -- serviced by investment professionals who understand the trust and investment industry.

         We are proud of the performance we have been able to deliver without jeopardizing the quality of the portfolio. Our commitment to you is to continue to deliver above-industry average returns, without compromising quality.

         Thank you for your continued confidence in the Navigator Tax-Free Fund.

         Sincerely,

         /s/ ROBERT J. WALKER, JR.
         -------------------------
         Robert J. Walker, Jr.
         Chairman

         INVESTMENT REPORT

         - The Federal Reserve's position of maintaining tight monetary policy came to an end during the latest semi-annual period as the economy showed signs of slowing down. Inflationary indicators continued to hover in the 3.0% area, and preliminary GDP growth figures were pointing to something less than 2.5%; a far cry from its peak of 5.1% in the fourth quarter 1994. In early July the targeted Fed Funds rate was cut 25 basis points to 5.75%, marking the first downward move since mid-1992. The tax-exempt markets meanwhile, acted independent of their taxable brethren, preferring to be dominated by technical pressures.

         Early in the period, there was a one-two punch as the March 15 corporate tax payment date was followed by the annual April 15 personal tax date. These occurrences resulted in upward pressure on yields, as demonstrated by 90-day tax-exempt commercial paper yields increasing 20 basis points to an approximate 4.10%. Then, tax-exempt market participants found themselves in the threshold of a thin new supply calendar. Afterwards, yields declined as a result of thin new supply; a trend that continued through the next corporate tax date in mid-June, beyond the popular June 30 fiscal year-end date, and into mid-July. It wasn't until the annual re-emergence of many short-term issuers that helped move tax-exempt money market yields higher. This gradual upward trend continued through the end of the Fund's semi-annual period. 90-day tax-exempt commercial paper ended the period offering investors an approximate 3.75%, just slightly below yields six months earlier.

         In an attempt to enhance the Fund's yield, the Fund's weighted average maturity was active. After beginning the period at 40 days, the portfolio was permitted to shorten to the 18 day area in early May as investors were adequately compensated to maintain shorter maturities. At that time, lower short-term yields were anticipated and an extension program was undertaken, increasing the Fund's maturity to the 30-day area. A larger than anticipated increase in assets in early July had the effect of shortening the portfolio to the low 20-day area. These assets were then invested throughout the yield curve, and by the end of August, the Fund's maturity stood at 50 days.

         Looking ahead, short-term yields are expected to remain volatile, relatively speaking. The month of September typically offers investors several new issues, and also marks quarter-end for the Wall Street community. The month of October, however, is anticipated to have few new issue offerings, suggesting that any upward pressure for rates in September will be offset by downward pressure in October. The approach of calendar year-end should push rates higher once again, leaving investors with little to focus on between those dates. With respect to the Fed, further easings are possible, but not probable.

         In order to maintain Navigator's quality and selection standards, the Fund continues to use only the highest quality securities, acknowledging and respecting the demanding standards of our shareholders.

         PORTFOLIO STATISTICS

                                            Average                 Average
                                            Monthly    Compound     Maturity
                              Month          Yield      Yield*    (Month-end)
          ------------------------------------------------------------------------
          1995       March                    3.64%      3.70%      28 days
                     April                    3.82       3.89          22
                     May                      3.96       4.03          31
                     June                     3.58       3.64          25
                     July                     3.26       3.31          34
                     August                   3.41       3.46          50
                     ---------------------   ------     ------      --------
                     Average Annualized
                     Yields and Maturity     3.61%       3.67%      32 days
                                             ------     ------      --------
                                             ------     ------      --------

         *Compound yields assume reinvestment of dividends.



         PORTFOLIO COMPOSITION
         AS OF AUGUST 31, 1995

                                         Amount
                                      (Face Value)    % of Portfolio
          ------------------------------------------------------------------
          Floating Rate Securities:
                 Daily Liquidity      $36,300,000          31.6%
                 7-Day Liquidity       42,150,000          36.7
          Notes and Bonds              15,071,187          13.2
          Tax-Exempt Commercial Paper  20,100,000          17.5
          Put Bonds                     1,170,000           1.0
                                      -----------        --------
                                     $114,791,187         100.0%
                                      -----------        --------
                                      -----------        --------

         PORTFOLIO QUALITY
         AS OF AUGUST 31, 1995

            Moody's Ratings                                               % of Portfolio
          --------------------------------------------------------------------------------------
          "MIG-1/VMIG-1"       Highest Quality Short-term Instruments          49.8%
          "Prime-1"            Highest Quality
                               Tax-Exempt Commercial Paper                     50.2
          "Aaa"                Best Quality Bonds                               0.0
          "Aa"                 High Quality Bonds                               0.0
                                                                             --------
                                                                              100.0%
                                                                             --------
                                                                             --------

      FINANCIAL STATEMENTS
      Statement of Net Assets
      August 31, 1995
      (Unaudited)

          PAR                SECURITIES               VALUE
      ----------   ------------------------------- ------------
      ALABAMA -- 5.60%
      $ 3,100,000  Birmingham, Medical Clinic
                     Board Rev. Bonds (University
                     of Alabama -- UAHSF Medical
                     Center),
                     3.50% VRDO due 09/01/95...... $  3,100,000
        3,000,000  Columbia, PCR Bonds (Alabama
                     Power Co Project) Series A,
                     3.30% VRDO due 09/01/95......    3,000,000
                                                    -----------
                   TOTAL ALABAMA..................    6,100,000
      ---------------------------------------------------------
      ALASKA -- 3.21%
        3,500,000  Valdez, Marine Terminal
                     Rev. Bonds
                     (Exxon Pipeline Company),
                     3.50% VRDO due 09/01/95......    3,500,000
                                                    -----------
                   TOTAL ALASKA...................    3,500,000
      ---------------------------------------------------------
      COLORADO -- 2.11%
        2,300,000  Moffat County, PCR Rfdg. Bonds
                     (Colorado UTE Electric Assn.
                     Inc Project),
                     3.60% VRDO due 09/06/95......    2,300,000
                                                    -----------
                   TOTAL COLORADO.................    2,300,000
      ---------------------------------------------------------
      FLORIDA -- 2.75%
        3,000,000  Broward County, HFA,
                     MFHR Bonds
                     (Landings of Inverrary),
                     3.65% VRDO due 09/07/95......    3,000,000
                                                    -----------
                   TOTAL FLORIDA..................    3,000,000
      ---------------------------------------------------------
      ILLINOIS -- 4.87%
        1,300,000  Illinois HFA, IDR Bonds
                     (Midwest Cambridge),
                     3.95% VRDO due 09/01/95......    1,300,000
        4,000,000  Illinois HFDC Rev. Bonds
                     (Hospital Sisters Service)
                     Series E,
                     3.50% VRDO due 09/06/95......    4,000,000
                                                    -----------
                   TOTAL ILLINOIS.................    5,300,000
      ---------------------------------------------------------
      INDIANA -- 7.99%
        4,100,000  Gary, Environmental Improvement
                     Rev.
                     Rfdg. Bonds (USX),
                     3.95% VRDO due 09/15/95......    4,100,000
        4,600,000  Mt. Vernon, Pollution Control
                     and Solid Waste Disposal Rev.
                     Rfdg. Bonds Series A,
                     3.80% CP due 11/10/95........    4,600,000
                                                    -----------
                   TOTAL INDIANA..................    8,700,000
      ---------------------------------------------------------

          PAR                SECURITIES               VALUE
      ----------   ------------------------------- ------------
      IOWA -- 0.92%
      $ 1,000,000  Waterloo, IA IDR Bonds
                   (Waterloo Civic Center Hotel),
                   3.80% VRDO due 09/01/95........ $  1,000,000
                                                    -----------
                   TOTAL IOWA.....................    1,000,000
      ---------------------------------------------------------
      LOUISIANA -- 1.65%
        1,800,000  Parish of St. Charles PCR Bonds
                     (Shell Oil Co) Series B,
                     3.50% VRDO due 09/01/95......    1,800,000
                                                    -----------
                   TOTAL LOUISIANA................    1,800,000
      ---------------------------------------------------------
      MASSACHUSETTS -- 5.97%
        2,500,000  Massachusetts Dedicated Income
                     Tax Bonds Fiscal Recovery
                     Loan Series B,
                     3.20% VRDO due 09/01/95......    2,500,000
        2,000,000  Massachusetts Health &
                     Educational Fac. Auth. Rev.
                     Bonds (Harvard University)
                     Series L,
                     3.30% CP due 10/17/95........    2,000,000
        2,000,000  Massachusetts Industrial Fin
                     Agency PCR Rfdg. Bonds (New
                     England Power) Series B,
                     3.80% CP due 10/16/95........    2,000,000
                                                    -----------
                   TOTAL MASSACHUSETTS............    6,500,000
      ---------------------------------------------------------
      MINNESOTA -- 2.75%
        3,000,000  Regents of the University of
                     Minnesota Commercial Paper
                     Certificates Series B,
                     3.30% CP due 09/20/95........    3,000,000
                                                    -----------
                   TOTAL MINNESOTA................    3,000,000
      ---------------------------------------------------------
      MISSOURI -- 4.38%
        1,500,000  Missouri Environmental
                     Improvement & Energy
                     Resources Auth.
                     PCR Bonds
                     (Monsanto Company Project),
                     3.60% VRDO due 09/06/95......    1,500,000
        1,170,000  Missouri Environmental
                     Improvement & Energy
                     Resources Auth. PCR Bonds
                     (Union Electric) Series A,
                     4.00% Put due 06/01/96.......    1,170,000
        2,100,000  Missouri Health & Education
                     Fac. Authority Rev Bonds (St.
                     Louis University)
                     3.40% VRDO due 09/01/95......    2,100,000
                                                    -----------
                   TOTAL MISSOURI.................    4,770,000
      ---------------------------------------------------------

          PAR                SECURITIES               VALUE
      ----------   ------------------------------- ------------
      NEW YORK -- 4.60%
      $ 5,000,000  New York City, New York TAN
                     Series A,
                     4.50% due 02/15/96........... $  5,014,976
                                                    -----------
                   TOTAL NEW YORK.................    5,014,976
      ---------------------------------------------------------
      OREGON -- 4.13%
        4,500,000  Port of Morrow, Rev. Rfdg.
                     Bonds (Portland General
                     Electric Boardman Project),
                     3.55% VRDO due 09/01/95......    4,500,000
                                                    -----------
                   TOTAL OREGON...................    4,500,000
      ---------------------------------------------------------
      PENNSYLVANIA -- 13.52%
        2,000,000  Beaver County, IDA PCR Rfdg.
                     Bonds (Duquesne Light) Series
                     B,
                     3.55% VRDO due 09/06/95......    2,000,000
        3,000,000  City of Philadelphia, TRAN
                     Series A
                     4.50% due 06/27/96...........    3,013,034
        1,800,000  Delaware County, IDA Solid
                     Waste Rev. Bonds
                     (Scott Paper) Series D,
                     3.60% VRDO due 09/06/95......    1,800,000
        1,900,000  Lackawanna County,
                     IDA IDR Bonds
                     (National Book Co Inc.),
                     4.38% VRDO due 09/06/95......    1,900,000
        4,000,000  Montgomery County, IDA PCR
                     Rfdg. Bonds (PECO) Series A,
                     3.70% CP due 10/05/95........    4,000,000
        2,000,000  Temple University of the
                     Commonwealth System Of Higher
                     Educational University
                     Funding Obligation Series
                     1995,
                     5.00% due 05/22/96...........    2,009,677
                                                    -----------
                   TOTAL PENNSYLVANIA.............   14,722,711
      ---------------------------------------------------------
      SOUTH DAKOTA -- 3.95%
        4,300,000  Lawrence County, PCR Bonds
                     (Homestake Mining)
                     3.60% VRDO due 09/06/95......    4,300,000
                                                    -----------
                   TOTAL SOUTH DAKOTA.............    4,300,000
      ---------------------------------------------------------

          PAR                SECURITIES               VALUE
      ----------   ------------------------------- ------------
                                   TEXAS -- 22.80%
      $ 1,500,000  Board of Regents of Texas A & M
                     University Permanent Univ
                     Fund Sub Lien Notes, Series
                     B,
                     3.75% CP due 10/10/95........ $  1,500,000
        3,000,000  Board of Regents of Texas A & M
                     University Permanent Univ
                     Fund Sub Lien Notes, Series
                     B,
                     3.30% CP due 10/12/95........    3,000,000
        2,200,000  Brazos River Auth, Variable
                     Rate Demand PCR Rfdg. Bonds
                     (Monsanto)
                     3.60% VRDO due 09/06/95......    2,200,000
        3,500,000  Harris County, HFDC
                     Rev. Bonds
                     (St. Lukes Episcopal
                     Hospital),
                     Series C,
                     3.40% VRDO due 09/01/95......    3,500,000
        3,500,000  Harris County, HFDC Hospital
                     Rev. Bonds
                     (Methodist Hospital)
                     3.40% VRDO due 09/01/95......    3,500,000
        2,000,000  North Central, HFDC
                     Hospital Rev. Bonds
                     (Methodist Hospital, Dallas),
                     Series B,
                     3.40% VRDO due 09/01/95......    2,000,000
        2,600,000  Port Arthur Navigation
                     District, PCR Bonds (Texaco)
                     3.55% VRDO due 09/01/95......    2,600,000
        1,500,000  Port of Corpus Christi
                     Authority of Nueces County,
                     Marine Term Rev. Bonds
                     3.60% VRDO due 09/06/95......    1,500,000
        5,000,000  Texas State TRAN Series A,
                     4.75% 08/30/96...............    5,033,500
                                                    -----------
                   TOTAL TEXAS....................   24,833,500
      ---------------------------------------------------------
      VIRGINIA -- 3.67%
        4,000,000  Roanoke, IDA Hospital Rev.
                     Bonds (Carilion Health
                     System/Roanoke Hospital), Ser
                     C,
                     3.50% VRDO due 09/07/95......    4,000,000
                                                    -----------
                   TOTAL VIRGINIA.................    4,000,000
      ---------------------------------------------------------

          PAR                SECURITIES               VALUE
      ----------   ------------------------------- ------------
      WASHINGTON -- 6.66%
      $ 5,000,000  Port of Seattle, IDC Rev. Bonds
                     (Sysco Food Service Project)
                     3.65% VRDO due 09/06/95...... $  5,000,000
        2,250,000  Washington HFC MFMR
                     Rfdg. Bonds, Series B,
                     3.70% VRDO due 09/06/95......    2,250,000
                                                    -----------
                   TOTAL WASHINGTON...............    7,250,000
      ---------------------------------------------------------
      WYOMING -- 3.86%
        4,200,000  Lincoln County, PCR Bonds
                     (PacifiCorp Project) Series
                     1994,
                     3.40% VRDO due 09/01/95......    4,200,000
                                                    -----------
                   TOTAL WYOMING..................    4,200,000
      ---------------------------------------------------------
      TOTAL MUNICIPAL SECURITIES -- 105.39%....... $114,791,187
      ---------------------------------------------------------
      ---------------------------------------------------------

                                                      VALUE
                                                   ------------
      TOTAL VALUE OF
        SECURITIES OWNED -- 105.39%
        (which approximates cost
        for income tax purposes).................. $114,791,187
      LIABILITIES REDUCED
        BY OTHER ASSETS -- (5.39%)................    5,867,214
                                                   ------------
      NET ASSETS APPLICABLE TO
        108,952,906
        SHARES OUTSTANDING;
        EQUIVALENT TO
        $1.00 PER SHARE -- 100.00%................ $108,923,973
                                                   ------------
                                                   ------------
       ------------------------
       BAN    =  Bond Anticipation Notes
       CP     =  Commercial Paper
       HFA    =  Housing Finance Agency/Authority
       HFC    =  Housing Finance Commission/Corporation
       HFDC   =  Health Facility Development Corporation
       IDA    =  Industrial Development Authority
       IDB    =  Industrial Development Board
       IDC    =  Industrial Development Corporation
       IDR    =  Industrial Development Revenue
       IFA    =  Industrial Finance Agency
       MFHR   =  Multi-Family Housing Revenue
       MFMR   =  Multi-Family Mortgage Revenue
       PCR    =  Pollution Control Revenue
       TAN    =  Tax Anticipation Notes
       TRAN   =  Tax and Revenue Anticipation Notes
       VRDO   =  Variable Rate Demand Obligations -- The rate shown for
                 each of these obligations is the rate as of August 31,
                 1995 and the maturity shown is the date of the next
                 interest rate adjustment.

                            See accompanying notes.

         Statement of Operations

         For the Six-Month Period Ended August 31, 1995
         (Unaudited)

          INVESTMENT INCOME:
            Interest.......................................................   $1,938,651
                                                                              ----------
          EXPENSES:
            Investment Advisory Fees.......................................      122,672
            Less Investment Advisory Fees Waived by Management.............      (97,479)
            Administrative Fees............................................       49,068
            Custodian and Transfer Agent Fees..............................       43,841
            Insurance......................................................        1,915
            Professional Fees..............................................       12,262
            Registration and Filing Fees...................................        9,715
            Taxes -- other than Income.....................................        2,830
            Miscellaneous..................................................       11,501
                                                                              ----------
               Total Expenses..............................................      156,325
                                                                              ----------
          NET INVESTMENT INCOME............................................    1,782,326
            Net Realized Gain on Securities Sold...........................          649
                                                                              ----------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $1,782,975
                                                                              ----------
                                                                              ----------

                                 See accompanying notes.

         Statements of Changes in Net Assets

         For the Six-Month Period Ended August 31, 1995 and
         For the Year Ended February 28, 1995
         (Unaudited)

                                                                 3/01/95           3/01/94
                                                                TO 8/31/95        TO 2/28/95
                                                               ------------      ------------
          OPERATIONS:
            Net Investment Income...........................   $  1,782,326      $  3,612,046
            Net Realized Gain (Loss) on Securities Sold.....            649           (32,421)
                                                               ------------      ------------
            Net Increase in Net Assets
               Resulting from Operations....................      1,782,975         3,579,625
                                                               ------------      ------------
          DIVIDENDS DISTRIBUTED FROM:
            Net Investment Income...........................     (1,782,326)       (3,612,046)
            Net Realized Gain...............................             --                --
                                                               ------------      ------------
            Total Dividends Distributed.....................     (1,782,326)       (3,612,046)
                                                               ------------      ------------
          CAPITAL SHARE TRANSACTIONS:
            Proceeds from Shares Sold.......................    150,007,913       292,394,559
            Net Asset Value of Shares Issued
               upon Reinvestment of Dividends...............          2,292             7,912
            Cost of Shares Repurchased......................   (148,444,283)     (337,285,543)
                                                               ------------      ------------
            Net Increase (Decrease) in Net Assets
               Derived from Capital Share Transactions......      1,565,922       (44,883,072)
                                                               ------------      ------------
               NET INCREASE (DECREASE) IN NET ASSETS........      1,566,571       (44,915,493)
          NET ASSETS:
            Beginning of Period.............................    107,357,402       152,272,895
                                                               ------------      ------------
            End of Period...................................   $108,923,973      $107,357,402
                                                               ------------      ------------
                                                               ------------      ------------

                                 See accompanying notes.

         NOTES TO FINANCIAL STATEMENTS

         August 31, 1995
         (Unaudited)

         NOTE 1 -- ORGANIZATION
         Navigator Tax-Free Money Market Fund (the "Fund") is a portfolio offered by Navigator Tax-Free Money Market Fund, Inc. (the "Company"), a no-load, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended.

         Shares of the Fund are sold by Fairfield Group, Inc. ("Fairfield"), the Manager, only to banks and other institutional investors for the investment of their own funds, or funds for which they act in a fiduciary, agency, or custodial capacity.

         As Manager of the Company, Fairfield serves as the Fund's Investment Adviser, Administrator, and Distributor. Fairfield is a wholly-owned subsidiary of Legg Mason, Inc.

         NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
         Interest income and expenses are recorded on an accrual basis. Interest income includes the pro rata amortization of premiums and discounts.

         Security transactions are accounted for on the date the securities are purchased or sold (trade date). On August 31, 1995 the Fund had a payable for investment securities purchased totalling $5,033,500. Investment securities are valued at amortized cost, which approximates market value. Realized gains and losses are determined by using the specific identification method. The net realized capital gain of $649 for the six-month period ended August 31, 1995 resulted from sales of securities with proceeds and costs of $147,158,960 and $147,158,311, respectively.

         The fair value of securities for which prices cannot be determined using established procedures will be valued in good faith by the Board of Directors. No investments were so valued at August 31, 1995.

         Net investment income, determined as gross income less expenses, is declared as a dividend each day. Declared dividends are distributable to shareholders monthly on the first business day of the next month. Dividends payable at August 31, 1995 amounted to $305,426.

         No provision for federal income taxes is made since it is the intention of the Fund to qualify as a regulated investment company under the provisions of the Internal Revenue Code and to make requisite distributions to shareholders which will relieve it from Federal income and excise taxes.

         For federal income tax purposes, net realized capital losses generated in the Fund may be carried forward and applied against future capital gains.

         NOTE 3 -- INVESTMENT ADVISORY AND ADMINISTRATIVE FEES
         As Manager, Fairfield provides investment advisory and administrative services to the Fund pursuant to a Management Agreement dated April 17, 1993. Under the terms of such Agreement, the Manager is entitled to receive an annual fee for investment advisory services of .25% on the first $1 billion of the average net assets of the Fund; .20% on the next $1 billion; and .15% on average net assets in excess of $2 billion. Such fee is computed daily and paid monthly.

         The Manager is also entitled to receive an administrative fee at the annual rate of .10% on the Fund's average net assets. Such fee is computed daily and paid monthly.

         During the six-month period ended August 31, 1995, the management fees (investment advisory and administrative) earned by Fairfield totalled $171,740. Of the investment advisory fees earned, $97,479 was voluntarily waived by the Manager in order to assist the Fund in maintaining a competitive expense ratio. At August 31, 1995, Fairfield was owed $4,469 (after partial fee waiver) for investment advisory services and $8,937 in administrative fees.

         NOTE 4 -- CUSTODIAN AND TRANSFER AGENT FEES
         Custodial services are provided to the Fund by CoreStates Bank, N.A. Fund/Plan Services, Inc. is the Fund's Transfer Agent and, as such, provides transfer agency, dividend disbursing, and bookkeeping services.

         NOTE 5 -- OTHER TRANSACTIONS WITH AFFILIATES
         Fairfield also serves as the Company's exclusive Distributor; however, it receives no fees for providing distribution services.

         Certain officers and directors of the Company are also officers and directors of Fairfield. Such officers and directors are paid no fees by the Fund for serving as officers and directors.

         The Fund has paid legal fees to a law firm with which the Secretary of the Company is associated.

         NOTE 6 -- CAPITAL SHARES
         At August 31, 1995, there were 2 billion shares of $.001 par value common stock authorized with respect to the Fund. Transactions in capital shares of the Fund during the periods indicated were as follows:

                                                                    3/01/95         3/01/94
                                                                   TO 8/31/95      TO 2/28/95
                                                                  ------------    ------------
           Shares sold.........................................    150,007,913     292,394,559
           Shares issued upon reinvestment of dividends........          2,292           7,912
           Shares repurchased..................................   (148,444,283)   (337,285,543)
                                                                  ------------    ------------
           Net increase (decrease).............................      1,565,922     (44,883,072)
           Outstanding at beginning of period..................    107,386,984     152,270,056
                                                                  ------------    ------------
           Outstanding at end of period........................    108,952,906     107,386,984
                                                                  ------------    ------------
                                                                  ------------    ------------

         NOTE 7 -- INVESTMENT COMPOSITION
         The Fund invests in securities which may include revenue, general, and escrowed obligations. At August 31, 1995, the revenue sources by purpose were as follows:

                                                                                 % OF PORTFOLIO
                                                                                  INVESTMENTS
                                                                                 --------------
           Revenue Bonds:
             Industrial Development...........................................          23%
             Pollution Control................................................          19
             Health Care Facilities...........................................          14
             Educational Facilities...........................................          12
             State and Local Government.......................................           7
             Housing Facilities...............................................           5
             Basic Materials..................................................           4
             Other Revenue....................................................          10
           General Obligations................................................           4
           Moral Obligations..................................................           2
                                                                                 -----------
                                                                                       100%
                                                                                 -----------
                                                                                 -----------

         In addition, certain investments (10.7%) are covered by insurance issued by several private insurers who guarantee the payment of interest and principal at final maturity in the event of default. Such insurance, however, does not guarantee the market value of the securities or the value of the Fund's shares. None of these insurers individually insure more than 5.2% of the insured investments in the portfolio.

          NOTE 8 -- FINANCIAL HIGHLIGHTS
          Financial highlights for a share of the Fund outstanding throughout the periods indicated were as follows:

                                                   3/01/95     3/01/94    3/01/93    3/01/92    3/01/91    3/01/90    3/01/89
                                                      TO          TO         TO         TO         TO         TO         TO
                                                   8/31/95     2/28/95    2/28/94    2/28/93    2/29/92    2/28/91    2/28/90
                                                   -------     -------    -------    -------    -------    -------    -------
                  Net Asset Value,
                   beginning of period............  $1.00       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                                   ------      ------     ------     ------     ------     ------     ------
                  Income from
                   Investment Operations:
                     Net Investment Income........    .0198       .0286      .0227      .0273      .0407      .0558      .0613
                     Net Gain/Loss on Securities
                       (both realized
                       and unrealized)............  --           (.0003)   --         --           .0001    --         --
                                                   ------      ------     ------     ------     ------     ------     ------
                         Total Income
                          from Investment
                          Operations..............    .0198       .0283      .0227      .0273      .0408      .0558      .0613
                                                   ------      ------     ------     ------     ------     ------     ------
                  Less Distributions:
                     Dividends from
                       Net Investment Income......   (.0198)     (.0286)    (.0227)    (.0273)    (.0407)    (.0558)    (.0613)
                                                   ------      ------     ------     ------     ------     ------     ------
                         Total Distributions......   (.0198)     (.0286)    (.0227)    (.0273)    (.0407)    (.0558)    (.0613)
                                                   ------      ------     ------     ------     ------     ------     ------
                  Net Asset Value,
                   end of period..................  $1.00       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                                   ------      ------     ------     ------     ------     ------     ------
                                                   ------      ------     ------     ------     ------     ------     ------
                  Total Return....................   3.63% (A)   2.94%      2.29%      2.76%      4.15%      5.73%      6.31%
                  Net Assets,
                   end of period (000)............ $108,924    $107,357   $152,273   $202,245   $227,249   $255,298   $300,001
                  Ratios and Supplemental Data:
                   Ratio of Expenses
                     to Average Net Assets........    .32% (A)    .29%       .28%       .23%       .23%       .22%       .20%
                   Ratio of Expenses
                     to Average Net Assets,
                     excluding Fee Waivers........    .52% (A)    .49%       .48%       .43%       .45%       .44%       .43%
                   Ratio of Net Investment Income
                     to Average
                     Net Assets...................   3.63% (A)   2.86%      2.27%      2.73%      4.07%      5.58%      6.13%
                   Ratio of Net Investment Income
                     to Average
                     Net Assets, excluding
                     Fee Waivers..................   3.43% (A)   2.66%      2.07%      2.53%      3.85%      5.36%      5.90%
                  ------------------------------
                   * Commencement of Operations
                  (A)Annualized

                                                    3/01/88    3/01/87    3/27/86*
                                                       TO         TO         TO
                                                    2/28/89    2/29/88    2/28/87
                                                    -------    -------    -------
                                                   <
                  Net Asset Value,
                   beginning of period............   $1.00      $1.00      $1.00
                                                    ------     ------     ------
                  Income from
                   Investment Operations:
                     Net Investment Income........     .0532      .0458      .0418
                     Net Gain/Loss on Securities
                       (both realized
                       and unrealized)............   --         --         --
                                                    ------     ------     ------
                         Total Income
                          from Investment
                          Operations..............     .0532      .0458      .0418
                                                    ------     ------     ------
                  Less Distributions:
                     Dividends from
                       Net Investment Income......    (.0532)    (.0458)    (.0418)
                                                    ------     ------     ------
                         Total Distributions......    (.0532)    (.0458)    (.0418)
                                                    ------     ------     ------
                  Net Asset Value,
                   end of period..................   $1.00      $1.00      $1.00
                                                    ------     ------     ------
                                                    ------     ------     ------
                  Total Return....................    5.45%      4.68%      4.71%  (A)
                  Net Assets,
                   end of period (000)............  $200,396   $194,508   $143,806
                  Ratios and Supplemental Data:
                   Ratio of Expenses
                     to Average Net Assets........     .18%       .15%       .10%  (A)
                   Ratio of Expenses
                     to Average Net Assets,
                     excluding Fee Waivers........     .45%       .45%       .15%  (A)
                   Ratio of Net Investment Income
                     to Average
                     Net Assets...................    5.32%      4.58%      4.50%  (A)
                   Ratio of Net Investment Income
                     to Average
                     Net Assets, excluding
                     Fee Waivers..................    5.05%      4.28%      4.02%  (A)
                  ------------------------------
                   * Commencement of Operations
                  (A)Annualized

        INVESTMENT ADVISER,
        ADMINISTRATOR,
        AND DISTRIBUTOR
        Fairfield Group, Inc.
        Horsham, PA 19044

        LEGAL COUNSEL
        Morgan, Lewis & Bockius LLP
        Philadelphia, PA 19103

        AUDITORS
        Ernst & Young LLP
        Philadelphia, PA 19103

        DIRECTORS
        Robert J. Walker, Jr.
        Philip D. Croll
        Richard G. Gilmore
        Jan J. Wieckowski
        Robert E. Keith

                                     [NAVIGATOR TAX-FREE MONEY MARKET FUND LOGO]
                                                  200 Gibraltar Road
                                                   Horsham, PA 19044
                                                    1-800-441-3885